Supplementary Information to Statements of Operations	12 Months Ended
Dec. 31, 2014
Supplementary Information to Statements of Operations t [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

NOTE 14:-    SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses, net:

	Year ended December 31,
	2014	2013	2012
Financial income:
Interest on bank deposits	$1	$2	$5
foreign currency transaction	70	16	-

	71	18	5
Financial expenses:
In respect of bank loans, bank fees, convertible note and	(454)	(506)	(651)
Liability related to Dimex acquisition	(31)	(36)	(30)
Change in fair value of forward contracts	(30)	(25)	(34)
Other (mainly foreign currency transaction losses)	-	-	(71)

	(515)	(567)	(786)

	$(444)	$(549)	$(781)

The following table sets forth the computation of basic and diluted net loss per share:

b.	Net earnings (loss) per share:

		Year ended December 31,
		2014	2013	2012
1.	Numerator:
	Income (loss)	$(433)	$-	$(549)

	Net loss available to Ordinary shareholders	$(433)	$-	$(549)

2.	Denominator (in thousands):

	Basic and diluted weighted average Ordinary shares outstanding (in thousands)	1,449	1,172	1,118
	Basic and diluted loss per share	$(0.30)	$-	$(0.49)